Document and Entity Information	Apr. 19, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 19, 2018
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Apr. 19, 2018
Document Effective Date	Apr. 19, 2018
Prospectus Date	Sep. 30, 2017
SIIT Intermediate Duration Credit Fund | SIIT Intermediate Duration Credit Fund - Class A
Prospectus:
Trading Symbol	SIDCX